Financial assets (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	€ 124,145	€ 108,230
Non-trading financial assets mandatorily at fair value through profit or loss	5,902	4,911
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	91,368	62,069
Financial assets at fair value through comprehensive income	122,560	125,708
Financial assets at amortised cost	976,298	995,482
Derivatives
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	84,006	63,397
Equity instruments
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	7,782	12,437
Non-trading financial assets mandatorily at fair value through profit or loss	3,317	3,350
Financial assets at fair value through comprehensive income	2,228	2,863
Debt instruments asset
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	32,062	32,041
Non-trading financial assets mandatorily at fair value through profit or loss	785	1,175
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	2,932	3,186
Financial assets at fair value through comprehensive income	112,041	118,405
Financial assets at amortised cost	27,167	29,789
Loans and advances
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	295	355
Non-trading financial assets mandatorily at fair value through profit or loss	1,800	386
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	88,436	58,883
Financial assets at fair value through comprehensive income	8,291	4,440
Financial assets at amortised cost	949,131	965,693
Loans and advances - Central banks
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	0	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	4,862	6,473
Financial assets at fair value through comprehensive income	0	0
Financial assets at amortised cost	12,161	18,474
Loans and advances - Credit institutions
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	6	0
Non-trading financial assets mandatorily at fair value through profit or loss	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	49,953	21,649
Financial assets at fair value through comprehensive income	0	0
Financial assets at amortised cost	46,175	40,943
Loans and advances - Customers
Debt Instruments
FINANCIAL ASSETS HELD FOR TRADING	289	355
Non-trading financial assets mandatorily at fair value through profit or loss	1,800	386
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS	33,621	30,761
Financial assets at fair value through comprehensive income	8,291	4,440
Financial assets at amortised cost	€ 890,795	€ 906,276